Segment Information - Cash flow transactions and Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow
Acquisition of property, plant, and equipment		R$ 929,236	R$ 1,028,419	R$ 750,618
Capitalized interest and other items included in property, plant and equipment and provision for ARO		32,628	10,465
Acquisition of intangible assets		277,600	237,488	154,534
Payments of contractual assets with customers – exclusive rights		769,119	420,261	356,045
Decarbonization credits (see Note 16)		635,130	176,837	125,345
Assets
Total assets (excluding intersegment transactions)		36,441,003	39,010,357
Elimination of intersegment amounts [member]
Cash flow
Acquisition of property, plant, and equipment		0	0	0
Capitalized interest and other items included in property, plant and equipment and provision for ARO		0	0
Acquisition of intangible assets		0	0	0
Payments of contractual assets with customers – exclusive rights		0	0	0
Decarbonization credits (see Note 16)		0	0	0
Discontinued operations [member]
Assets
Total assets (excluding intersegment transactions)		0	11,000,917
Ipiranga [member]
Cash flow
Acquisition of property, plant, and equipment		426,861	386,693	245,980
Capitalized interest and other items included in property, plant and equipment and provision for ARO		32,628	7,683
Acquisition of intangible assets		194,385	156,498	85,337
Payments of contractual assets with customers – exclusive rights		769,119	420,261	351,233
Decarbonization credits (see Note 16)		635,130	176,837	125,345
Assets
Total assets (excluding intersegment transactions)		23,342,826	21,050,793
Ultragaz [member]
Cash flow
Acquisition of property, plant, and equipment		318,750	336,871	276,470
Capitalized interest and other items included in property, plant and equipment and provision for ARO		0	0
Acquisition of intangible assets		38,876	30,150	32,613
Payments of contractual assets with customers – exclusive rights		0	0	4,812
Decarbonization credits (see Note 16)		0	0	0
Assets
Total assets (excluding intersegment transactions)		4,281,857	3,233,736
Ultracargo [member]
Cash flow
Acquisition of property, plant, and equipment		175,984	298,272	211,287
Capitalized interest and other items included in property, plant and equipment and provision for ARO		0	2,782
Acquisition of intangible assets		9,125	15,819	5,596
Payments of contractual assets with customers – exclusive rights		0	0	0
Decarbonization credits (see Note 16)		0	0	0
Assets
Total assets (excluding intersegment transactions)		3,045,407	2,675,453
Abastece Aí [member]
Cash flow
Acquisition of property, plant, and equipment			636	5,149
Acquisition of intangible assets			34,824	10,285
Payments of contractual assets with customers – exclusive rights				0
Decarbonization credits (see Note 16)				0
Assets
Total assets (excluding intersegment transactions)			152,212
Others [member]
Cash flow
Acquisition of property, plant, and equipment	[1]	6,641	5,947	11,732
Capitalized interest and other items included in property, plant and equipment and provision for ARO	[1]	0	0
Acquisition of intangible assets	[1]	35,214	197	20,703
Payments of contractual assets with customers – exclusive rights	[1]	0	0	0
Decarbonization credits (see Note 16)	[1]	0	0	0
Assets
Total assets (excluding intersegment transactions)	[1]	5,770,913	897,246
Subtotal Segments [member]
Cash flow
Acquisition of property, plant, and equipment		929,236	1,028,419	750,618
Capitalized interest and other items included in property, plant and equipment and provision for ARO		32,628	10,465
Acquisition of intangible assets		277,600	237,488	154,534
Payments of contractual assets with customers – exclusive rights		769,119	420,261	356,045
Decarbonization credits (see Note 16)		635,130	176,837	R$ 125,345
Assets
Total assets (excluding intersegment transactions)		R$ 36,441,003	R$ 28,009,440

[1]	The “Others” column comprises the parent company Ultrapar (including goodwill from certain acquisitions) and the subsidiaries Millenium, Serma, Imaven, Ultrapar International, UVC Investimentos and UVC - Fundo de investimento.